Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	1 Months Ended	12 Months Ended
	Jan. 19, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 1,144
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Each performance share award granted entitles the holder of the award to receive one Group share. Performance share awards vest over three years, such that the performance share awards vest equally on each of the three anniversaries of the grant date. Performance share awards granted for 2015 are subject to a negative adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2015, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Strategic Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee's determination for the year in which the performance shares are granted. Outstanding performance share awards granted in previous years are subject to a negative adjustment in the event of a negative strategic ROE of the Group, which is calculated based on Core Results, adjusted for the goodwill impairment charge related to the re-organization of the former Investment Banking division.
Vesting period		3 years
Method of Measuring Cost of Award		Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.
Total estimated unrecognized compensation expense		SFr 165
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 21.01	SFr 26.89	SFr 25.51	SFr 23.90
Weighted-average grant-date fair value - Granted (in CHF per share)		16.11	28.13	26.44
Weighted-average grant-date fair value - Settled (in CHF per share)		26.24	25.27	23.90
Weighted-average grant-date fair value - Forfeited (in CHF per share)		21.75	26.28	24.92
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 21.01	SFr 26.89	SFr 25.51
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	55.9	48.2	41.4	23.3
Granted (in shares)		32.5	24.3	26.6
Settled (in shares)		(23.4)	(16.0)	(7.6)
Forfeited (in shares)		(1.4)	(1.5)	(0.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		55.9	48.2	41.4
of which vested (in shares)		3.3	3.3	2.7
of which unvested (in shares)		52.6	44.9	38.7
Performance shares | Performance share awards | Grant Date, January 19, 2016 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 429
Method of Measuring Cost of Award		The number of performance share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the twelve business days ended January 18, 2016. The fair value of each performance share award was CHF 18.62, the Group share price on the grant date. While performance share awards granted between January 1, 2014 and December 31, 2015 did not include the right to receive dividend equivalents, performance share awards granted after January 1, 2016 include the right to receive dividend equivalents, upon vesting.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 18.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	21.3
Performance shares | Performance share awards | Grant Date, January 19, 2016 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 386
Performance shares | Performance share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 529
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 16.94
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		30.7
Performance shares | Performance share awards | Grant Date, January 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 663
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 28.13
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			24.2
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years, such that the share awards vest equally on each of the three anniversaries of the grant date. The value of the share awards is solely dependent on the Group share price at the time of delivery.
Vesting period		3 years
Method of Measuring Cost of Award		Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Total estimated unrecognized compensation expense		SFr 573
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 21.58	SFr 28.64	SFr 30.09	SFr 34.28
Weighted-average grant-date fair value - Granted (in CHF per share)		16.67	27.60	26.43
Weighted-average grant-date fair value - Settled (in CHF per share)		29.00	30.43	34.09
Weighted-average grant-date fair value - Forfeited (in CHF per share)		24.29	32.20	31.80
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 21.58	SFr 28.64	SFr 30.09
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	80.3	77.1	72.9	55.8
Granted (in shares)		47.5	37.6	40.4
Settled (in shares)		(40.3)	(29.5)	(20.0)
Forfeited (in shares)		(4.0)	(3.9)	(3.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		80.3	77.1	72.9
of which vested (in shares)		4.7	6.2	5.8
of which unvested (in shares)		75.6	70.9	67.1
Stock compensation plan | Share awards | Grant Date, January 19, 2016 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 549
Method of Measuring Cost of Award		The number of share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the twelve business days ended January 18, 2016. The fair value of each share award was CHF 18.62, the Group share price on the grant date. While share awards granted between January 1, 2014 and December 31, 2015 did not include the right to receive dividend equivalents, share awards granted after January 1, 2016 include the right to receive dividend equivalents, upon vesting.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	SFr 18.62
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	28.8
Stock compensation plan | Share awards | Grant Date, January 19, 2016 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 521
Stock compensation plan | Share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 642
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 16.94
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		37.2
Stock compensation plan | Share awards | Grant Date, January 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 827
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			SFr 28.13
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			30.2
Stock compensation plan | Adjustable Performance Plan share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In July 2012, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective unvested Adjustable Performance Plan cash awards into Adjustable Performance Plan share. Each Adjustable Performance Plan share award contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original Adjustable Performance Plan cash award.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	0.0	7.3	14.5	30.8
Granted (in shares)		0.3	0.8	1.2
Settled (in shares)		(7.6)	(7.6)	(17.2)
Forfeited (in shares)		0.0	(0.4)	(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		0.0	7.3	14.5
of which vested (in shares)		0.0	1.1	1.2
of which unvested (in shares)		0.0	6.2	13.3
Stock compensation plan | Special awards and blocked shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		The Group's share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share, are subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
Stock compensation plan | Special awards and blocked shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		0 years
Stock compensation plan | Special awards and blocked shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Stock compensation plan | European Union and blocked share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In order to comply with Capital Requirements Directive IV requirements, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for six months to three years from the date of grant, depending on the location.
Stock compensation plan | European Union and blocked share awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		6 months
Stock compensation plan | European Union and blocked share awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Stock compensation plan | European Union and blocked share awards | Grant Date, January 19, 2016 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 12
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	0.6
Stock compensation plan | European Union and blocked share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		1.6
Stock compensation plan | European Union and blocked share awards | Grant Date, January 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 18
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			0.6
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense		SFr 1,118
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Method of Measuring Cost of Award		Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Total estimated unrecognized compensation expense		SFr 164
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 21.01	SFr 26.89	SFr 25.51	SFr 23.90
Weighted-average grant-date fair value - Granted (in CHF per share)		16.11	28.13	26.44
Weighted-average grant-date fair value - Settled (in CHF per share)		26.25	25.27	23.90
Weighted-average grant-date fair value - Forfeited (in CHF per share)		21.78	26.28	24.92
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 21.01	SFr 26.89	SFr 25.51
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	55.3	47.5	40.7	22.9
Granted (in shares)		32.1	24.0	26.2
Settled (in shares)		(23.0)	(15.8)	(7.5)
Forfeited (in shares)		(1.3)	(1.4)	(0.9)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		55.3	47.5	40.7
of which vested (in shares)		3.3	3.2	2.7
of which unvested (in shares)		52.0	44.3	38.0
Bank | Performance shares | Performance share awards | Grant Date, January 19, 2016 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 427
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	21.2
Bank | Performance shares | Performance share awards | Grant Date, January 19, 2016 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 384
Bank | Performance shares | Performance share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 523
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		30.3
Bank | Performance shares | Performance share awards | Grant Date, January 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 654
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			23.9
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Method of Measuring Cost of Award		Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.
Total estimated unrecognized compensation expense		SFr 569
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	SFr 21.56	SFr 28.63	SFr 30.07	SFr 34.27
Weighted-average grant-date fair value - Granted (in CHF per share)		16.49	27.60	26.43
Weighted-average grant-date fair value - Settled (in CHF per share)		29.02	30.41	34.12
Weighted-average grant-date fair value - Forfeited (in CHF per share)		24.03	32.24	32.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		SFr 21.56	SFr 28.63	SFr 30.07
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	78.9	76.5	72.2	55.1
Granted (in shares)		46.1	37.3	40.0
Settled (in shares)		(39.8)	(29.1)	(19.6)
Forfeited (in shares)		(3.9)	(3.9)	(3.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		78.9	76.5	72.2
of which vested (in shares)		4.7	6.1	5.8
of which unvested (in shares)		74.2	70.4	66.4
Bank | Stock compensation plan | Share awards | Grant Date, January 19, 2016 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 547
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	28.7
Bank | Stock compensation plan | Share awards | Grant Date, January 19, 2016 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 518
Bank | Stock compensation plan | Share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 636
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		36.9
Bank | Stock compensation plan | Share awards | Grant Date, January 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 824
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			30.1
Bank | Stock compensation plan | Adjustable Performance Plan share awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	0.0	7.1	14.0	29.7
Granted (in shares)		0.3	0.8	1.1
Settled (in shares)		(7.4)	(7.3)	(16.5)
Forfeited (in shares)		0.0	(0.4)	(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		0.0	7.1	14.0
of which vested (in shares)		0.0	1.1	1.2
of which unvested (in shares)		0.0	6.0	12.8
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, January 19, 2016 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	SFr 12
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	0.6
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, January 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		SFr 35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		1.5
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, January 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant			SFr 15
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)			0.5